Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reconciliation of Expected Provision for Income Tax Expense
	December 31,	December 31,
	2017	2016
Income before income taxes	$10,470	$19,622
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2016 - 26.5%)	2,774	5,200
Permanent differences	(253)	398
Foreign withholding taxes paid	1,060	1,089
Foreign rate differential	(1,545)	158
Rate changes	3,930	-
Change in valuation allowance	(6,681)	1,725
Other	959	-
Income tax expense	$244	$8,570

Summary Income (loss) from continuing operations before income taxes
	December 31,	December31,
	2017	2016
Income (loss) from continuing operations before income taxes:
Canadian	27,513	19,080
Foreign	(17,043)	542

Current income tax expense
Canadian	6,878	5,467
Foreign	317	72

Deferred income tax expense (recovery)
Canadian	(6,018)	3,031
Foreign	(933)	-

Significant Components of Future Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2017	2016
Deferred tax assets
Difference between tax and book value of capital and intangible assets	$12,233	$306
Investments	157	-
Tax loss carryforwards	18,921	24,096
Difference between tax and book value of loan receivable	17	14
Accounts payable and accrued liabilities	724	489
Scientific research and experimental development ("SR&ED") carryforwards	6,342	5,051
Investment tax credits	5,206	4,151
Deferred tax assets, gross	43,600	34,107
Valuation allowance	(14,705)	(19,308)
Deferred tax assets, net	28,895	14,799
Deferred tax liabilities
Difference between tax and book value of capital and intangible assets	(15,991)	-
Difference between tax and book value of patent finance obligations	-	(153)
Deferred tax liabilities	(15,991)	(153)
Total deferred tax assets, net	$12,904	$14,646

Summary of Tax Losses and Scientific Research and Experimental Development Expenditure

As at December 31, 2017, the Company had unused non-capital tax losses of approximately $67,883 (2016 - $71,999) that are due to expire as follows:

Expiry	SRED pool	Canadian tax losses	US tax losses	Other jurisdictions	Consolidated tax losses
2021	$-	$-	$203	$-	$203
2022	-	-	603	-	603
2023	-	-	616	-	616
2024	-	-	-	-	-
2025	-	-	-	-	-
2026	-	-	-	-	-
2027	-	-	1	-	1
2028	-	-	-	-	-
2029	-	-	9	-	9
2030	-	-	414	173	587
2031	-	-	3,026	2,605	5,631
2032	-	5,533	2,070	263	7,866
2033	-	7,265	880	315	8,460
2034	-	2,781	3,877	20	6,678
2035	-	1,269	4,443	498	6,210
2036	-	17,126	1,247	132	18,505
2037	-	6,450	4,078	364	10,892
Indefinite	24,129	-	-	1,622	1,622
	$24,129	$40,424	$21,467	$5,992	$67,883